Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net

8. Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
Leasehold improvements	275,304	—	—
Warehouse cabinet and equipment	113,204	—	—
Office furniture and electronic equipment	8,243	—	—
Total	396,751	—	—
Less: accumulated depreciation	(164,878)	—	—
Property and equipment, net	231,873	—	—

1.The Group recorded depreciation expense of RMB135.7 million, RMB123.5 million and 100.8 million (US$14.6 million) for the years ended December 31,2020, 2021 and 2022, respectively.
2.The Group disposed all the property and equipment and then recorded a loss of RMB 152.8 million (US$22.15 million) for the years ended December 31, 2022.